1801 California St., Suite 5200 Denver, Colorado 80202 (720) 482-1574

September 24, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds

(File Nos. 033-02659; 811-04556)

Preliminary Proxy Materials for a Special Meeting of Shareholders

RE:	Transamerica Series Trust

(File Nos. 033-00507; 811-04419)

Preliminary Proxy Materials for a Special Meeting of Shareholders

Dear Sir or Madam:

On behalf of Transamerica Funds and Transamerica Series Trust (together, the “Registrants”), we are filing today electronically through the EDGAR system, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and Rule 20a-1 under the Investment Company Act of 1940, as amended, a preliminary copy of the Proxy Statement, Notice of Meeting and Form of Proxy Cards (the “Proxy Materials”) relating to a Special Meeting of Shareholders Transamerica Dividend Focused, a series of Transamerica Funds, and Transamerica Barrow Hanley Dividend Focused VP, a series of Transamerica Series Trust (each, a “Fund”), scheduled to be held on November 25, 2020.

The Proxy Materials seek the approval of a new sub-advisory agreement for each Fund with Aegon Asset Management UK plc, an affiliate of Transamerica Asset Management, Inc., each Fund’s investment manager, and to transact such other business as may properly come before the special meeting and any adjournments or postponements thereof. The Registrants anticipate the mailing of the definitive Proxy Materials to each Fund’s shareholders on or about October 23, 2020.

Please direct any comments or questions concerning this filing to the undersigned at 727-299-1844.

Very truly yours,

Transamerica Asset Management, Inc.

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Senior Counsel